Intangible Assets (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 3,051	$ 2,309